UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim S&P 500® Index Portfolio

Annual Report

December 31, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim S&P 500®Index Portfolio

Annual Review

Two thousand eight was the worst year for U.S equities since the Great Depression. All markets were down significantly. Large cap stocks alone lost more than $5 trillion in market value.

The year started ominously with a steep decline in the markets over concerns of sub-prime defaults and large write-downs at financial firms. Additionally, a strong rally in commodity prices heightened investors’ inflation worries.

The second quarter of 2008 started nicely with two months of positive returns. Better earnings, increased M&A activity and an increase in consumer spending pushed markets higher. The exuberance was short lived. Fears of the potential government bailout of Bear Stearns and Lehman Brothers weighed on the markets. Oil prices reached all time highs (over $140 a barrel) and continued to highlight inflation risks.

The mood in the financial markets continued to dampen in the third quarter. A flood of institutional failures and government interventions lead the Treasury Department and the Fed to make attempts to prevent a collapse in financial markets in the form of the Troubled Asset Relief Program.

The mood in the financial markets shifted from relative concern to full blown panic in the fourth quarter. The financial crisis expanded globally and a world wide recession was officially declared. Senator Barack Obama was elected the 44th President of the United States.

Some relevant 2008 market statistics: The U.S. Unemployment Rate went from 4.9% to 7.2%. Fed Funds Rate declined from 4.5% to a target range of 0% to .25%. Crude oil traded in a range from $140 to $36 a barrel. The CBOE SPX Volatility Index (VIX) traded in a range from 16.30 in May to a high of 80.86 in November.

Portfolio Review

The S&P 500® Index declined 37.01% on a total return basis, its worst annual return since 1937. The Maxim S&P 500® Index Portfolio declined 37.50% for the year.

Every sector and industry group declined in 2008. Consumer Staples experienced the best performance, declining 15.55%. Financials was the worst performing sector, losing 55.31%. At the single stock level, Family Dollar Stores (FDO), a discount store chain, was the best performing name in the S&P 500, gaining 38.62%. Unfortunately, FDO carried a small weight in the index and its contribution to performance was negligible. Wal-Mart Stores (WMT) contributed the most to performance. The stock was up 20% including dividends in 2008 and added 18 basis points. Not surprisingly, American International (AIG) was the worst performing stock, dropping 97.25% and contributing 1.16% of negative performance to the index. General Electric (GE) was the biggest deterrent to positive performance in the S&P 500, declining almost 54% and contributed 1.6% of negative performance.

	MAXIM S&P 500	S&P 500 INDEX
	BALANCE	BALANCE

	10,000.00	10,000.00
2003	10,946.00	10,839.70
2004	12,066.87	12,015.30
2005	12,582.13	12,606.88
2006	14,495.87	14,598.01
2007	15,196.02	15,400.03
2008	9,497.51	9,702.02

Maxim S&P 500 Index Portfolio

Total Return –

One Year:	-37.50%
Five Years:	-2.80%
Since inception:	-0.96%

Portfolio Inception:	9/8/03

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim S&P 500® Index Portfolio, made at its inception, with the performance of the S&P 500® Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim S&P 500 Index® Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim S&P 500 Index® Portfolio of the Maxim Series Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 26, 2009

MAXIM SERIES FUND, INC.

Maxim S&P 500 Index® Portfolio

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
Investments in securities, market value (including $4,070,973 of securities on loan) (1)	$576,466,878
Cash	17,091,620
Dividends receivable	1,268,478
Subscriptions receivable	1,047,898
Receivable for investments sold	520,936
Variation margin on futures contracts	296,644

Total assets	596,692,454

LIABILITIES:
Due to investment adviser	306,225
Payable upon return of securities loaned	4,185,420
Redemptions payable	10,275,025
Payable for investments purchased	939,917

Total liabilities	15,706,587

NET ASSETS	$580,985,867

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$7,099,970
Additional paid-in capital	741,061,784
Net unrealized depreciation on investments and futures contracts	(152,766,058)
Undistributed net investment income	101,962
Accumulated net realized loss on investments and futures contracts	(14,511,791)

NET ASSETS	$580,985,867

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$8.18

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	70,999,696

(1) Cost of investments in securities:	$729,584,234

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
Interest	$149,385
Income from securities lending	140,947
Dividends	17,078,492

Total income	17,368,824

EXPENSES:
Management fees	4,442,453

NET INVESTMENT INCOME	12,926,371

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(6,537,942)
Net realized loss on futures contracts	(6,457,645)
Change in net unrealized depreciation on investments	(334,756,669)
Change in net unrealized appreciation on futures contracts	572,138

Net realized and unrealized loss on investments and futures contracts	(347,180,118)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(334,253,747)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	2008	2007

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$12,926,371	$11,719,206
Net realized gain (loss) on investments	(6,537,942)	23,262,082
Net realized loss on futures contracts	(6,457,645)	(85,818)
Change in net unrealized appreciation (depreciation) on investments	(334,756,669)	3,805,595
Change in net unrealized appreciation (depreciation) on futures contracts	572,138	(232,040)

Net increase (decrease) in net assets resulting from operations	(334,253,747)	38,469,025

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,671,852)	(11,516,252)
From net realized gains	(13,277,831)	(12,076,062)

Total distributions	(25,949,683)	(23,592,314)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	411,618,942	424,737,248
Reinvestment of distributions	25,949,683	23,592,314
Redemptions of shares	(336,275,045)	(396,103,157)

Net increase in net assets resulting from share transactions	101,293,580	52,226,405

Total increase (decrease) in net assets	(258,909,850)	67,103,116

NET ASSETS:
Beginning of period	839,895,717	772,792,601

End of period (1)	$580,985,867	$839,895,717

OTHER INFORMATION:

SHARES:
Sold	36,817,355	30,657,325
Issued in reinvestment of distributions	2,499,774	1,724,055
Redeemed	(30,194,119)	(28,582,142)

Net increase	9,123,010	3,799,238

(1) Including undistributed net investment income	$101,962

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$13.57	$13.31	$11.99	$11.77	$10.91

Income from Investment Operations

Net investment income	0.18	0.19	0.17	0.15	0.16
Net realized and unrealized gain (loss)	(5.19)	0.45	1.64	0.35	0.95

Total Income (Loss) From Investment Operations	(5.01)	0.64	1.81	0.50	1.11

Less Distributions

From net investment income	(0.18)	(0.19)	(0.17)	(0.15)	(0.16)
From net realized gains	(0.20)	(0.19)	(0.32)	(0.13)	(0.09)

Total Distributions	(0.38)	(0.38)	(0.49)	(0.28)	(0.25)

Net Asset Value, End of Period	$8.18	$13.57	$13.31	$11.99	$11.77

Total Return ±	(37.50%)	4.83%	15.21%	4.27%	10.24%

Net Assets, End of Period ($000)	$580,986	$839,896	$772,793	$695,210	$671,325

Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	1.75%	1.39%	1.36%	1.28%	1.43%

Portfolio Turnover Rate	10.49%	11.84%	10.72%	9.97%	9.31%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim S&P 500 Index® Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2008, the inputs used to value the Portfolio’s investments were as detailed in the following table. At no point during the year did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1	Level 2		Level 3		Total

Assets
Common stock	$569,064,561	$		$		$569,064,561
Derivatives	4,205,005		3,197,312			7,402,317
Other financial instruments*	296,644					296,644

Total	$573,566,210		$3,197,312		$—	$576,763,522

* Other financial instruments include futures. Futures are reported at their variation margin as of December 31, 2008.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. Accordingly, no provision for federal income or excise taxes has been made. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, the Portfolio is evaluating the impact, if any, of FAS 161 on financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $180,900 for the year ended December 31, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $157,207,950 and $77,457,507, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2008, the U.S. Federal income tax cost basis was $734,804,238. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $51,736,123 and gross depreciation of securities in which there was an excess of tax cost over value of $210,073,483 resulting in net depreciation of $158,337,360.

5.	FUTURES CONTRACTS

As of December 31, 2008, the Portfolio had 476 open S&P 500 Emini long futures contracts. The contracts expire in March 2009 and the Portfolio has recorded unrealized appreciation of $351,298.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is used primarily to invest in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, and remaining collateral is included in “Cash”, while the corresponding liability appears as “Payable upon return of securities loaned.” As of December 31, 2008 the Portfolio had securities on loan valued at $4,070,973 and received collateral of $4,185,420 for such loan of which $4,205,005 was invested in a money market instrument. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2008 and 2007 were as follows:

	2008	2007

Distributions paid from:
Ordinary income	$12,671,852	$11,616,445
Long-term capital gain	13,277,831	11,975,869

	$25,949,683	$23,592,314

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$101,962
Undistributed capital gains	0

Net accumulated earnings	101,962

Net unrealized depreciation on investments	(158,337,360)
Capital loss carryforwards	(6,057,227)
Post-October losses	(2,883,262)

Tax composition of capital	$(167,175,887)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2008 the Portfolio reclassified permanent book and tax differences of $152,557 from undistributed net investment income to accumulated net realized gain on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2008, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $6,057,227 which expire in the year 2016.

The Portfolio had current year post-October losses of $2,883,262.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2008, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE — 2.76%
53,027	Boeing Co	2,262,662
28,212	General Dynamics Corp	1,624,729
8,909	Goodrich Corp	329,811
52,554	Honeywell International Inc	1,725,348
8,644	L-3 Communications Holdings Inc	637,754
24,092	Lockheed Martin Corp	2,025,655
23,658	Northrop Grumman Corp	1,065,556
10,093	Precision Castparts Corp	600,332
29,965	Raytheon Co	1,529,414
11,451	Rockwell Collins Inc	447,620
68,784	United Technologies Corp	3,686,822
		$15,935,703

AGRICULTURE — 0.23%
46,413	Archer-Daniels-Midland Co	1,338,087
		$1,338,087

AIR FREIGHT — 1.15%
12,246	CH Robinson Worldwide Inc	673,897
15,342	Expeditors International of Washington Inc	510,428
22,521	FedEx Corp	1,444,722
72,010	United Parcel Service Inc Class B	3,972,072
		$6,601,119

AIRLINES — 0.08%
53,522	Southwest Airlines Co	461,360
		$461,360

AUTO PARTS & EQUIPMENT — 0.15%
17,451	Goodyear Tire & Rubber Co *	104,182
42,993	Johnson Controls Inc	780,753
		$884,935

AUTOMOBILES — 0.09%
172,848	Ford Motor Co * †	395,822
44,168	General Motors Corp †	141,338
		$537,160

BANKS — 3.10%
39,974	BB&T Corp	1,097,686
10,886	Comerica Inc	216,087
41,786	Fifth Third Bancorp	345,152

14,849.42	First Horizon National Corp †	156,958
26,484	Huntington Bancshares Inc	202,868
35,816	KeyCorp	305,152
5,589	M&T Bank Corp †	320,865
18,835	Marshall & Ilsley Corp	256,909
147,320	National City Corp	266,649
25,194	PNC Financial Services Group	1,234,506
50,067	Regions Financial Corp	398,533
25,624	SunTrust Banks Inc	756,933
126,955	US Bancorp	3,175,145
156,365	Wachovia Corp	866,262
274,222	Wells Fargo & Co ‡	8,084,065
8,340	Zions Bancorp	204,414
		$17,888,184

BIOTECHNOLOGY — 2.47%
76,665	Amgen Inc *	4,427,404
21,117	Biogen Idec Inc *	1,005,803
33,157	Celgene Corp *	1,832,919
4,960	Cephalon Inc * †	382,118
19,575	Genzyme Corp *	1,299,193
66,564	Gilead Sciences Inc *	3,404,083
12,480	Life Technologies Corp	290,909
4,003	Millipore Corp *	206,234
8,542	PerkinElmer Inc	118,819
30,405	Thermo Fisher Scientific Inc *	1,035,898
7,118	Waters Corp *	260,875
		$14,264,255

BROADCAST/MEDIA — 2.25%
49,191	CBS Corp	402,874
208,371	Comcast Corp	3,517,303
39,517	DIRECTV Group Inc *	905,334
166,419	News Corp	1,512,749
6,512	Scripps Networks Interactive Inc	143,264
259,578	Time Warner Inc	2,611,355
44,391	Viacom Inc *	846,092
133,941	Walt Disney Co	3,039,121
		$12,978,092

BUILDING MATERIALS — 0.15%
26,042	Masco Corp	289,847
7,977	Vulcan Materials Co †	555,040
		$844,887

CHEMICALS — 1.73%
15,168	Air Products & Chemicals Inc	762,495
4,115	CF Industries Holdings Inc	202,293
66,842	Dow Chemical Co	1,008,646
5,251	Eastman Chemical Co	166,509
12,136	Ecolab Inc	426,580
65,295	EI du Pont de Nemours & Co	1,651,964
5,690	International Flavors & Fragrances Inc	169,107
39,650	Monsanto Co	2,789,378
11,884	PPG Industries Inc	504,238
22,320	Praxair Inc	1,324,915
9,040	Rohm & Haas Co	558,582
9,070	Sigma-Aldrich Corp	383,117
		$9,947,824

COMMUNICATIONS - EQUIPMENT — 2.47%
6,527	CIENA Corp *	43,731
423,669	Cisco Systems Inc * ‡	6,905,805
112,462	Corning Inc	1,071,763
9,744	Harris Corp	370,759
15,902	JDS Uniphase Corp *	58,042
38,201	Juniper Networks Inc *	668,899
163,983	Motorola Inc	726,445
119,789	QUALCOMM Inc	4,292,040
28,794	Tellabs Inc *	118,631
		$14,256,115

COMPUTER HARDWARE & SYSTEMS — 4.18%
64,331	Apple Computer Inc * ‡	5,490,651
125,218	Dell Inc *	1,282,232
147,668	EMC Corp *	1,546,084
177,218	Hewlett-Packard Co ‡	6,431,241
97,216	International Business Machines Corp ‡	8,181,699
5,671	Lexmark International Group Inc Class A *	152,550
23,890	NetApp Inc *	333,743
9,256	QLogic Corp *	124,401
16,350	Sandisk Corp *	156,960
53,435	Sun Microsystems Inc *	204,122
12,734	Teradata Corp *	188,845
		$24,092,528

COMPUTER SOFTWARE & SERVICES — 5.08%
38,415	Adobe Systems Inc *	817,855
12,229	Akamai Technologies Inc *	184,536
16,367	Autodesk Inc *	321,612
13,562	BMC Software Inc *	364,953
28,493	CA Inc	527,975
13,139	Citrix Systems Inc *	309,686
21,064	Cognizant Technology Solutions Corp *	380,416
17,828	Compuware Corp *	120,339
77,606	eBay Inc *	1,083,380
23,209	Electronic Arts Inc *	372,272
15,156	Expedia Inc *	124,885
17,312	Google Inc *	5,326,037
23,155	Intuit Inc *	550,857
11,038	McAfee Inc *	381,584
553,557	Microsoft Corp ‡	10,761,148
24,977	Novell Inc *	97,161
283,460	Oracle Corp *	5,025,746
7,587	Salesforce.com Inc *	242,860
60,484	Symantec Corp *	817,744
14,037	VeriSign Inc *	267,826
100,411	Yahoo! Inc *	1,225,014
		$29,303,886

CONGLOMERATES — 2.81%
50,142	3M Co	2,885,171
760,005	General Electric Co ‡	12,312,081
17,439	Textron Inc	241,879
34,222	Tyco International Ltd	739,195
		$16,178,326

CONTAINERS — 0.21%
6,845	Ball Corp	284,684
7,215	Bemis Co Inc	170,851
12,070	Owens-Illinois Inc *	329,873
9,501	Pactiv Corp *	236,385
11,417	Sealed Air Corp	170,570
		$1,192,363

COSMETICS & PERSONAL CARE — 0.17%
30,848	Avon Products Inc	741,277
8,380	Estee Lauder Cos	259,445
		$1,000,722

DISTRIBUTORS — 0.20%
9,351	Fastenal Co †	325,882
11,541	Genuine Parts Co	436,942
4,684	WW Grainger Inc	369,287
		$1,132,111

ELECTRIC COMPANIES — 3.17%
12,231	Allegheny Energy Inc	414,142
15,305	Ameren Corp	509,044
29,197	American Electric Power Co Inc	971,676
19,797	Consolidated Edison Inc	770,697
42,063	Dominion Resources Inc	1,507,538
11,793	DTE Energy Co	418,062
23,577	Edison International	757,293
13,701	Entergy Corp	1,138,964
47,609	Exelon Corp	2,647,537
22,060	FirstEnergy Corp	1,071,675
29,578	FPL Group Inc	1,488,661
5,528	Integrys Energy Group Inc	237,593
15,640	Pepco Holdings Inc	277,766
26,119	PG&E Corp	1,011,067
7,292	Pinnacle West Capital Corp	234,292
27,138	PPL Corp	832,865
19,033	Progress Energy Inc	758,465
56,049	Southern Co	2,073,813
15,392	TECO Energy Inc	190,091
8,458	Wisconsin Energy Corp	355,067
32,493	Xcel Energy Inc	602,745
		$18,269,053

ELECTRONIC INSTRUMENTS & EQUIPMENT — 0.80%
25,321	Agilent Technologies Inc *	395,767
12,714	Amphenol Corp	304,882
12,535	Cooper Industries Inc	366,398
55,507	Emerson Electric Co	2,032,111
10,035	Flir Systems Inc *	307,874
4,230	Harman International Industries Inc	70,768
15,236	Jabil Circuit Inc	102,843
10,184	Molex Inc	147,566
10,241	Rockwell Automation Inc	330,170
33,109	Tyco Electronics Ltd	536,697
		$4,595,076

ELECTRONICS - SEMICONDUCTOR — 2.10%
44,027	Advanced Micro Devices Inc * †	95,098
21,515	Altera Corp	359,516
21,070	Analog Devices Inc	400,751
97,080	Applied Materials Inc	983,420
32,133	Broadcom Corp Class A *	545,297
402,456	Intel Corp	5,900,005
12,220	KLA-Tencor Corp	266,274
16,044	Linear Technology Corp	354,893
46,675	LSI Logic Corp *	153,561
16,234	MEMC Electronic Materials Inc *	231,822
13,153	Microchip Technology Inc	256,878
55,258	Micron Technology Inc * †	145,881
14,114	National Semiconductor Corp	142,128
7,059	Novellus Systems Inc *	87,108
38,859	NVIDIA Corp *	313,592
12,245	Teradyne Inc *	51,674
93,799	Texas Instruments Inc	1,455,761
19,818	Xilinx Inc	353,157
		$12,096,816

ENGINEERING & CONSTRUCTION — 0.18%
13,140	Fluor Corp	589,592
8,889	Jacobs Engineering Group Inc *	427,561
		$1,017,153

FINANCIAL SERVICES — 4.51%
14,955	American Capital Ltd †	48,454
15,669	Ameriprise Financial Inc	366,028
363,064	Bank of America Corp	5,111,941
83,036	Bank of New York Mellon Corp	2,352,410
20,656	CIT Group Inc †	93,778
394,323	Citigroup Inc	2,645,907
4,847	CME Group Inc	1,008,709
6,400	Federated Investors Inc Class B	108,544
10,950	Franklin Resources Inc	698,391
5,234	IntercontinentalExchange Inc *	431,491
27,849	Invesco Ltd	402,140
11,414	Janus Capital Group Inc	91,654
270,067	JPMorgan Chase & Co ‡	8,515,213
10,269	Legg Mason Inc	224,994
14,054	Moody’s Corp	282,345
16,137	Northern Trust Corp	841,383
19,177	NYSE Euronext	525,066
39,389	Sovereign Bancorp Inc	117,379
31,257	State Street Corp	1,229,338
18,701	T Rowe Price Group Inc	662,764
9,848	The NASDAQ OMX Group Inc *	243,344
		$26,001,273

FOOD & BEVERAGES — 4.25%
7,103	Brown-Forman Corp	365,734
14,891	Campbell Soup Co	446,879
143,973	Coca-Cola Co ‡	6,517,658
22,941	Coca-Cola Enterprises Inc	275,980

32,345	ConAgra Foods Inc	533,692
14,081	Constellation Brands Inc *	222,057
11,131	Dean Foods Co *	200,024
18,354	Dr Pepper Snapple Group Inc *	298,252
24,184	General Mills Inc	1,469,178
11,999	Hershey Co	416,845
22,750	HJ Heinz Co	855,400
8,575	JM Smucker Co	371,812
18,232	Kellogg Co	799,473
106,300	Kraft Foods Inc	2,854,155
9,402	McCormick & Co Inc	299,548
10,773	Molson Coors Brewing Co Class B	527,015
9,772	Pepsi Bottling Group Inc	219,968
112,381	PepsiCo Inc	6,155,107
51,152	Sara Lee Corp	500,778
43,356	SYSCO Corp	994,587
21,852	Tyson Foods Inc Class A	191,424
		$24,515,566

GOLD, METALS & MINING — 0.91%
8,100	AK Steel Holding Corp	75,492
57,903	Alcoa Inc	651,988
6,970	Allegheny Technologies Inc †	177,944
13,107	CONSOL Energy Inc	374,598
27,329	Freeport-McMoRan Copper & Gold Inc	667,921
6,151	Massey Energy Co	84,822
32,874	Newmont Mining Corp	1,337,972
22,716	Nucor Corp	1,049,479
19,289	Peabody Energy Corp	438,824
6,148	Titanium Metals Corp †	54,164
8,409	United States Steel Corp	312,815
		$5,226,019

HEALTH CARE RELATED — 2.11%
33,362	Aetna Inc	950,817
11,304	AmericsourceBergen Corp	403,101
26,021	Cardinal Health Inc	896,944
19,885	CIGNA Corp	335,062
10,771	Coventry Health Care Inc *	160,272
7,511	DaVita Inc *	372,320
17,904	Express Scripts Inc Class A *	984,362
12,203	Humana Inc *	454,928
13,153	IMS Health Inc	199,400
7,819	Laboratory Corp of America Holdings *	503,622
19,967	McKesson Corp	773,322
36,040	Medco Health Solutions Inc *	1,510,436
6,597	Patterson Cos Inc *	123,694
11,465	Quest Diagnostics Inc	595,148
30,032	Tenet Healthcare Corp *	34,537
87,390	UnitedHealth Group Inc	2,324,574
36,839	WellPoint Inc *	1,552,027
		$12,174,566

HOMEBUILDING — 0.10%
8,986	Centex Corp	95,611
19,932	DR Horton Inc	140,919
5,446	KB Home †	74,175
10,217	Lennar Corp	88,581
15,459	Pulte Homes Inc	168,967
		$568,253

HOTELS/MOTELS — 0.29%
31,621	Carnival Corp	769,023
21,219	Marriott International Inc Class A	412,710
13,237	Starwood Hotels & Resorts Worldwide Inc	236,942
12,822	Wyndham Worldwide Corp	83,984
4,459	Wynn Resorts Ltd * †	188,437
		$1,691,096

HOUSEHOLD GOODS — 3.40%
4,352	Black & Decker Corp	181,957
10,043	Clorox Co	557,989
36,522	Colgate-Palmolive Co	2,503,218
10,848	Fortune Brands Inc	447,806
29,945	Kimberly-Clark Corp	1,579,299
11,295	Leggett & Platt Inc	171,571
20,054	Newell Rubbermaid Inc	196,128
216,044	Procter & Gamble Co ‡	13,355,840
4,152	Snap-on Inc	163,506
5,701	Stanley Works	194,404
5,318	Whirlpool Corp	219,899
		$19,571,617

INDEPENDENT POWER PRODUCER — 0.01%
36,588	Dynegy Inc Class A *	73,176
		$73,176

INSURANCE RELATED — 2.64%
33,729	AFLAC Inc	1,546,137
38,779	Allstate Corp	1,270,400
194,561	American International Group Inc †	305,461
19,525	Aon Corp	891,902
8,508	Assurant Inc	255,240
25,741	Chubb Corp	1,312,791
11,752	Cincinnati Financial Corp	341,631
31,337	Genworth Financial Inc	88,684
21,799	Hartford Financial Services Group Inc	357,939
18,507	Lincoln National Corp	348,672
26,194	Loews Corp	739,980
37,200	Marsh & McLennan Cos Inc	902,844
13,632	MBIA Inc †	55,482
57,427	MetLife Inc	2,001,905
18,762	Principal Financial Group Inc	423,458
48,880	Progressive Corp	723,913
30,683	Prudential Financial Inc	928,467
6,154	Torchmark Corp	275,084
42,293	Travelers Cos Inc	1,911,644
23,953	Unum Group	445,526
23,928	XL Capital Ltd Class A	88,534
		$15,215,694

INVESTMENT BANK/BROKERAGE FIRM — 1.11%
67,703	Charles Schwab Corp	1,094,757
40,715	E*TRADE Financial Corp * †	46,822

31,999	Goldman Sachs Group Inc	2,700,396
115,856	Merrill Lynch & Co Inc	1,348,564
76,839	Morgan Stanley	1,232,498
		$6,423,037

LEISURE & ENTERTAINMENT — 0.21%
16,843	Harley-Davidson Inc	285,826
8,961	Hasbro Inc	261,392
21,317	International Game Technology	253,459
25,928	Mattel Inc	414,848
		$1,215,525

MACHINERY — 1.63%
43,653	Caterpillar Inc	1,949,979
14,570	Cummins Inc	389,456
18,508	Danaher Corp	1,047,738
30,901	Deere & Co	1,184,126
13,457	Dover Corp	443,004
11,936	Eaton Corp	593,339
4,088	Flowserve Corp	210,532
28,480	Illinois Tool Works Inc	998,224
23,061	Ingersoll-Rand Co	400,108
13,144	ITT Corp	604,493
9,430	Manitowoc Co Inc	81,664
26,238	PACCAR Inc	750,407
8,539	Pall Corp	242,764
11,665	Parker-Hannifin Corp	496,229
		$9,392,063

MEDICAL PRODUCTS — 2.15%
44,875	Baxter International Inc	2,404,851
17,597	Becton Dickinson & Co	1,203,459
108,641	Boston Scientific Corp *	840,881
36,434	Covidien Ltd	1,320,368
7,183	CR Bard Inc	605,239
10,779	Dentsply International Inc	304,399
11,544	Hospira Inc *	309,610
2,834	Intuitive Surgical Inc *	359,890
80,916	Medtronic Inc	2,542,381
24,900	St Jude Medical Inc *	820,704
17,528	Stryker Corp	700,244
8,991	Varian Medical Systems Inc *	315,045
16,253	Zimmer Holdings Inc *	656,946
		$12,384,017

MISCELLANEOUS — 0.04%
12,805	Leucadia National Corp	253,539
		$253,539

OFFICE EQUIPMENT & SUPPLIES — 0.20%
7,689	Avery Dennison Corp	251,661
14,910	Pitney Bowes Inc	379,907
62,629	Xerox Corp	499,153
		$1,130,721

OIL & GAS — 12.99%
33,221	Anadarko Petroleum Corp	1,280,670
24,220	Apache Corp	1,805,117
22,251	Baker Hughes Inc	713,590
21,122	BJ Services Co	246,494
7,477	Cabot Oil & Gas Corp Class A	194,402
15,882	Cameron International Corp *	325,581
39,136	Chesapeake Energy Corp	632,829
147,023	Chevron Corp ‡	10,875,291
107,880	ConocoPhillips	5,588,184
31,970	Devon Energy Corp	2,100,749
50,733	El Paso Corp	397,239
10,260	ENSCO International Inc	291,281
18,058	EOG Resources	1,202,302
368,072	Exxon Mobil Corp ‡	29,383,187
64,663	Halliburton Co	1,175,573
20,525	Hess Corp	1,100,961
51,057	Marathon Oil Corp	1,396,919
13,782	Murphy Oil Corp	611,232
20,584	Nabors Industries Ltd *	246,390
30,199	National-Oilwell Inc *	738,064
19,099	Noble Corp	421,897
12,503	Noble Energy Inc	615,398
58,603	Occidental Petroleum Corp	3,515,594
8,513	Pioneer Natural Resources Co	137,740
11,236	Range Resources Corp	386,406
8,171	Rowan Cos Inc	129,919
86,550	Schlumberger Ltd	3,663,661
15,832	Smith International Inc	362,394
24,839	Southwestern Energy Co *	719,586
44,206	Spectra Energy Corp	695,802
8,455	Sunoco Inc	367,454
10,018	Tesoro Corp	131,937
37,331	Valero Energy Corp	807,843
49,280	Weatherford International Ltd *	533,210
41,866	Williams Cos Inc	606,220
41,742	XTO Energy Inc	1,472,240
		$74,873,356

PAPER & FOREST PRODUCTS — 0.17%
30,933	International Paper Co	365,009
12,356	MeadWestvaco Corp	138,264
15,285	Weyerhaeuser Co	467,874
		$971,147

PERSONAL LOANS — 0.67%
83,929	American Express Co	1,556,883
28,336	Capital One Financial Corp	903,635
34,726	Discover Financial Services	330,939
5,244	MasterCard Inc	749,525
33,809	SLM Corp *	300,900
		$3,841,882

PHARMACEUTICALS — 7.84%
112,271	Abbott Laboratories	5,991,903
22,250	Allergan Inc	897,120
143,246	Bristol-Myers Squibb Co	3,330,469

72,397	Eli Lilly & Co	2,915,427
21,803	Forest Laboratories Inc *	555,322
200,773	Johnson & Johnson ‡	12,012,249
17,826	King Pharmaceuticals Inc *	189,312
152,981	Merck & Co Inc	4,650,622
22,040	Mylan Laboratories Inc * †	217,976
487,912	Pfizer Inc ‡	8,640,922
117,619	Schering-Plough Corp	2,003,052
7,566	Watson Pharmaceuticals Inc *	201,029
96,348	Wyeth	3,614,013
		$45,219,416

PHOTOGRAPHY/IMAGING — 0.02%
19,419	Eastman Kodak Co †	127,777
		$127,777

POLLUTION CONTROL — 0.36%
23,228	Republic Services Inc	575,822
6,195	Stericycle Inc *	322,636
35,500	Waste Management Inc	1,176,470
		$2,074,928

PRINTING & PUBLISHING — 0.20%
16,497	Gannett Co Inc †	131,976
22,753	McGraw-Hill Cos Inc	527,642
2,611	Meredith Corp	44,700
8,422	New York Times Co †	61,733
14,826	RR Donnelley & Sons Co	201,337
434	Washington Post Co Class B †	169,369
		$1,136,757

RAILROADS — 0.95%
20,311	Burlington Northern Santa Fe Corp	1,537,746
28,548	CSX Corp	926,953
26,798	Norfolk Southern Corp	1,260,846
36,646	Union Pacific Corp	1,751,679
		$5,477,224

REAL ESTATE — 0.97%
7,318	Apartment Investment & Management Co REIT	84,523
5,582	AvalonBay Communities Inc REIT	338,157
8,744	Boston Properties Inc REIT	480,920
16,133	CB Richard Ellis Group Inc *	69,695
8,696	Developers Diversified Realty Corp REIT	42,436
19,685	Equity Residential REIT	587,007
18,279	HCP Inc REIT	507,608
37,810	Host Hotels & Resorts Inc REIT	286,222
16,568	Kimco Realty Corp REIT	302,863
12,072	Plum Creek Timber Co Inc REIT	419,381
19,213	ProLogis REIT	266,869
9,069	Public Storage REIT	720,985
16,344	Simon Property Group Inc REIT	868,357
9,946	Vornado Realty Trust REIT	600,241
		$5,575,264

RESTAURANTS — 1.19%
10,037	Darden Restaurants Inc	282,843
80,649	McDonald’s Corp	5,015,561
53,216	Starbucks Corp *	503,423
33,469	Yum! Brands Inc	1,054,274
		$6,856,101

RETAIL — 5.74%
6,291	Abercrombie & Fitch Co	145,133
23,276	Amazon.com Inc *	1,193,593
7,806	AutoNation Inc * †	77,123
2,773	AutoZone Inc *	386,750
18,791	Bed Bath & Beyond Inc *	477,667
24,443	Best Buy Co Inc	687,093
5,934	Big Lots Inc * †	85,984
31,242	Costco Wholesale Corp	1,640,205
103,921	CVS Caremark Corp	2,986,689
10,104	Family Dollar Stores Inc	263,411
11,851	GameStop Corp *	256,693
33,736	Gap Inc	451,725
122,685	Home Depot Inc	2,824,209
16,074	JC Penney Co Inc	316,658
22,049	Kohl’s Corp *	798,174
47,207	Kroger Co	1,246,737
19,577	Limited Brands Inc	196,553
106,053	Lowe’s Cos Inc	2,282,261
30,426	Macy’s Inc	314,909
11,529	Nordstrom Inc †	153,451
19,883	Office Depot Inc *	59,251
9,047	RadioShack Corp	108,021
31,018	Safeway Inc	737,298
4,023	Sears Holding Corp * †	156,374
7,105	Sherwin-Williams Co	424,524
51,616	Staples Inc	924,959
15,314	SUPERVALU Inc	223,584
54,468	Target Corp	1,880,780
8,901	Tiffany & Co	210,331
30,118	TJX Cos Inc	619,527
71,624	Walgreen Co	1,766,964
161,783	Wal-Mart Stores Inc ‡	9,069,555
10,149	Whole Foods Market Inc	95,807
		$33,061,993

SAVINGS & LOANS — 0.18%
37,710	Hudson City Bancorp Inc	601,852
25,165	People’s United Financial Inc	448,692
		$1,050,544

SHOES — 0.25%
28,393	NIKE Inc Class B	1,448,043
		$1,448,043

SPECIALIZED SERVICES — 1.28%
7,056	Affiliated Computer Services Inc Class A *	324,223
7,708	Apollo Group Inc *	590,587
36,754	Automatic Data Processing Inc	1,440,757
9,510	Cintas Corp	220,917

10,959	Computer Sciences Corp *	385,099
8,825	Convergys Corp *	56,568
3,906	Dun & Bradstreet Corp	301,543
9,142	Equifax Inc	242,446
13,740	Fidelity National Information Services Inc	223,550
11,589	Fiserv Inc *	421,492
24,519	H&R Block Inc	557,072
34,482	Interpublic Group of Cos Inc *	136,549
8,914	Monster Worldwide Inc *	107,770
22,489	Omnicom Group Inc	605,404
23,229	Paychex Inc	610,458
11,223	Robert Half International Inc	233,663
14,234	Total System Services Inc	199,276
51,778	Western Union Co	742,497
		$7,399,871

TELEPHONE & TELECOMMUNICATIONS — 3.78%
28,704	American Tower Corp *	841,601
426,417	AT&T Inc ‡	12,152,885
7,246	CenturyTel Inc	198,033
10,283	Embarq Corp	369,777
22,520	Frontier Communications Corp	196,825
106,002	Qwest Communications International Inc †	385,847
206,707	Sprint Nextel Corp	378,274
205,537	Verizon Communications ‡	6,967,704
31,795	Windstream Corp	292,514
		$21,783,460

TEXTILES — 0.18%
23,653	Coach Inc *	491,273
6,030	Jones Apparel Group Inc	35,336
4,071	Polo Ralph Lauren Corp	184,864
6,377	VF Corp	349,268
		$1,060,741

TOBACCO — 1.83%
149,085	Altria Group Inc	2,245,220
12,160	Lorillard Inc	685,216
146,390	Philip Morris International Inc	6,369,429
12,235	Reynolds American Inc	493,193
10,740	UST Inc	745,141
		$10,538,199

TRANSPORTATION — 0.03%
4,023	Ryder System Inc	156,012
		$156,012

UTILITIES — 1.00%
48,679	AES Corp *	401,115
24,903	CenterPoint Energy Inc	314,276
16,363	CMS Energy Corp	165,430
12,903	Constellation Energy Group	323,736
91,549	Duke Energy Corp	1,374,150
9,471	Equitable Resources Inc	317,752
3,271	NICOR Inc †	113,635
19,840	NiSource Inc	217,645
36,617	Public Service Enterprise Group Inc	1,068,118
12,552	Questar Corp	410,325
8,493	Scana Corp	302,351
17,626	Sempra Energy	751,396
		$5,759,929

TOTAL COMMON STOCK — 98.72% (Cost $722,181,917)		$569,064,561

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,200,000	United States of America 0.180% June 18, 2009	3,197,312

TOTAL SHORT-TERM INVESTMENTS — 0.55% (Cost $3,197,312)		$3,197,312

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

4,205,005	Goldman Sachs & Co Repurchase Agreement 0.040%, January 2, 2009	4,205,005

TOTAL SECURITIES LENDING COLLATERAL — 0.73% (Cost $4,205,005)		$4,205,005

TOTAL MAXIM S&P 500 INDEX PORTFOLIO — 100% (Cost $729,584,234)		$576,466,878

Legend

*	Non-income Producing Security

†	A portion or all of the security is on loan at December 31, 2008.

‡	Collateral or Segregated Assets for Futures

REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim S&P 500® Index Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	49,017,667	8.50%
Consumer Products & Services	127,670,024	22.15%
Financial Services	74,945,334	13.00%
Health Care Related	84,042,254	14.58%
Industrial Products & Services	26,736,696	4.64%
Natural Resources	82,481,785	14.31%
Short Term Investments	7,402,317	1.28%
Technology	86,024,009	14.92%
Transportation	14,117,810	2.45%
Utilities	24,028,982	4.17%
	$576,466,878	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim S&P 500® Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 712.56	$ 2.58

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,022.12	$ 3.05

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT DIRECTORS*

Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (65)	Director	December 14, 2007 to present	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	33	Director, Centennial Bank Holdings, LLC
Richard P. Koeppe (77)	Director	April 30, 1987 to present	Retired Educator	33
Sanford Zisman (69)	Director	March 19, 1982 to present	Attorney, Firm of Zisman,& Ingraham, P.C.	33
INTERESTED DIRECTORS AND OFFICERS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mitchell T.G. Graye (53)	Director, Chairman and President	June 1, 2000 to present (as Director) and June 19, 2008 to present (as Chairman and President)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and The Crown Life Insurance Company; Executive Vice President and Chief Financial Officer, GWL&A Financial Inc.; President, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II, and GWL Properties, Inc.	33	Director, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

Charles P. Nelson (48)	Director	September 22, 2008 to present	President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.; Director, GW Capital Management, LLC.	33
Mary C. Maiers (41)	Treasurer	December 4, 2008 to present

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, GW Capital Management, LLC.

Beverly A. Byrne (53)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

* A Director who is not an “interested person” of the Fund (as defined in the 1940 Act) is referred to as an “Independent Director.” An “Interested Director” refers to a Director or officer who is an “interested person” of the Fund by virtue of their affiliation with either the Fund or MCM.

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$60,300	0	0	$60,300
S. Zisman	$64,000	0	0	$64,000
G. Klapper	$56,600	0	0	$56,600

** As of December 31, 2008, there were 33 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $296,425 for fiscal year 2007 and $315,080 for fiscal year 2008.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2007 and $37,500 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $128,905 for fiscal year 2007 and $138,345 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

_________________________

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2007 equaled $640,700, and for fiscal year 2008 equaled $3,004,438.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Certification as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer

Date:	February 26, 2009